UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-131111-04


                 NovaStar Mortgage Funding Trust, Series 2006-MTA1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-5091057
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A1           [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    2A1C          [   ]           [   ]           [ x ]
    X             [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-MTA1, NovaStar Home Equity Loan Asset-Backed Notes, Series 2006-MTA1.

         The distribution report  is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on October  25,  2006  is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: October 30, 2006

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Monthly Statement to Noteholders


                                  EXHIBIT 99.1
                Novastar Mortgage Funding Trust, Series 2006-MTA1
                                October 25, 2006


                                Table of Contents
Distribution Report   -----------------------------------------------------   3
Factor Report   -----------------------------------------------------------   4
Available Remittance Amounts   --------------------------------------------   5
Distributions of Principal and Interest   ---------------------------------   7
Pool Balances Detail   ----------------------------------------------------   9
Loans Delinquent   --------------------------------------------------------  10
REO Loans   ---------------------------------------------------------------  13
Prepayments and Realized Losses Detail   ----------------------------------  14
Available Interest Shortfall Detail   -------------------------------------  14
Note Rate   ---------------------------------------------------------------  17
Overcollteralization Detail   ---------------------------------------------  18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Daniel Stinfil
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5431 / Fax: (212) 623-5930
                      Email: daniel.s.stinfil@jpmorgan.com

                                                          EXHIBIT 99.1
                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST       TOTAL           LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
IA1      518,700,000.00    495,683,891.78    10,680,985.71  2,286,341.95   12,967,327.66     0.00        0.00      485,002,906.07
IIA1A    331,740,000.00    314,078,183.74    10,256,436.90  1,444,759.65   11,701,196.55     0.00        0.00      303,821,746.84
IIA1B    138,225,000.00    130,869,179.86     4,273,622.16    607,451.11    4,881,073.27     0.00        0.00      126,595,557.70
IIA1C     82,935,000.00     78,522,685.10     2,564,211.74    366,439.20    2,930,650.94     0.00        0.00       75,958,473.36
M1        40,200,000.00     40,224,785.74             0.00    190,732.53      190,732.53     0.00        0.00       40,224,785.74
M2        19,200,000.00     19,212,029.97             0.00     91,417.24       91,417.24     0.00        0.00       19,212,029.97
M3        11,400,000.00     11,407,256.79             0.00     54,469.65       54,469.65     0.00        0.00       11,407,256.79
M4         9,600,000.00      9,606,590.98             0.00     46,672.02       46,672.02     0.00        0.00        9,606,590.98
M5         6,600,000.00      6,604,696.30             0.00     32,363.01       32,363.01     0.00        0.00        6,604,696.30
M6         6,000,000.00      6,004,419.36             0.00     29,671.84       29,671.84     0.00        0.00        6,004,419.36
M7         6,000,000.00      6,004,569.36             0.00     29,922.77       29,922.77     0.00        0.00        6,004,569.36
M8         6,000,000.00      6,006,519.36             0.00     33,186.02       33,186.02     0.00        0.00        6,006,519.36
M9         6,000,000.00      6,007,869.36             0.00     35,446.43       35,446.43     0.00        0.00        6,007,869.36
M10        6,000,000.00      6,007,869.36             0.00     35,446.43       35,446.43     0.00        0.00        6,007,869.36
TRUST_CERT         0.00              0.00             0.00          0.00            0.00     0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,188,600,000.00  1,136,240,547.06    27,775,256.51  5,284,319.85   33,059,576.36     0.00        0.00    1,108,465,290.55
-----------------------------------------------------------------------------------------------------------------------------------
X      1,061,223,414.00  1,147,640,547.05             0.00  1,052,003.83    1,052,003.83     0.00        0.00    1,119,865,290.55
C         11,400,000.00     11,400,000.00             0.00  1,061,190.92    1,061,190.92     0.00        0.00       11,400,000.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                             BEGINNING                                                           ENDING              NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
IA1        66988UAA8      955.62732173      20.59183673       4.40783102      24.99966775       935.03548500         5.535000%
IIA1A      66988UAB6      946.76006433      30.91709441       4.35509631      35.27219072       915.84296992         5.520000%
IIA1B      66988UAC4      946.78372118      30.91786696       4.39465444      35.31252140       915.86585422         5.570000%
IIA1C      66988UAD2      946.79791524      30.91833050       4.41839031      35.33672081       915.87958474         5.600000%
M1         66988UAF7    1,000.61656070       0.00000000       4.74459030       4.74459030     1,000.61656070         5.690000%
M2         66988UAG5    1,000.62656094       0.00000000       4.76131458       4.76131458     1,000.62656094         5.710000%
M3         66988UAH3    1,000.63656053       0.00000000       4.77803947       4.77803947     1,000.63656053         5.730000%
M4         66988UAJ9    1,000.68656042       0.00000000       4.86166875       4.86166875     1,000.68656042         5.830000%
M5         66988UAK6    1,000.71156061       0.00000000       4.90348636       4.90348636     1,000.71156061         5.880000%
M6         66988UAL4    1,000.73656000       0.00000000       4.94530667       4.94530667     1,000.73656000         5.930000%
M7         66988UAM2    1,000.76156000       0.00000000       4.98712833       4.98712833     1,000.76156000         5.980000%
M8         66988UAN0    1,001.08656000       0.00000000       5.53100333       5.53100333     1,001.08656000         6.630000%
M9         66988UAP5    1,001.31156000       0.00000000       5.90773833       5.90773833     1,001.31156000         7.080000%
M10        66988UAQ3    1,001.31156000       0.00000000       5.90773833       5.90773833     1,001.31156000         7.080000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    955.94863458      23.36804351       4.44583531      27.81387882       932.58059107
-----------------------------------------------------------------------------------------------------------------------------------
X          66988UAE0    1,081.43161177       0.00000000       0.99131231       0.99131231     1,055.25874738         1.100000%
C          66988UAR1    1,000.00000000       0.00000000      93.08692281      93.08692281     1,000.00000000       111.704308%
-----------------------------------------------------------------------------------------------------------------------------------

                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        October 25, 2006



Available Funds - Group I                                                                                    14,356,516.24
Available Funds - Group II                                                                                   20,816,254.87

Collateral Principal Detail

                                            Group I Scheduled Principal                                               0.00
                                            Group I Prepayments in Full                                      12,119,650.30
                                            Group I Curtailments                                                370,296.27
                                            Group I Net Liquidation Proceeds                                          0.00
                                            Group I Realized Losses                                                   0.00
                                            Group I Negative Amortization                                     1,808,960.89

                                            Group II Scheduled Principal                                              0.00
                                            Group II Prepayments in Full                                     18,732,047.56
                                            Group II Curtailments                                               266,934.27
                                            Group II Net Liquidation Proceeds                                         0.00
                                            Group II Realized Losses                                                  0.00
                                            Group II Negative Amortization                                    1,904,711.08

                                            Total Scheduled Principal                                                 0.00
                                            Total Prepayments in Full                                        30,851,697.86
                                            Total Curtailments                                                  637,230.54
                                            Total Net Liquidation Proceeds                                            0.00
                                            Total Realized Losses                                                     0.00
                                            Total Negative Amortization                                       3,713,671.97
Collateral Interest Detail

                                            Group I Gross Interest                                            3,684,100.89
                                            Group I Servicing Fee                                               174,994.38
                                            Group I Custodian Fee                                                   413.20
                                            Group I Trustee Fee                                                   1,626.84
                                            Group I MI Premium                                                   22,018.80

                                            Group II Gross Interest                                           3,793,128.41
                                            Group II Servicing Fee                                              172,672.95
                                            Group II Custodian Fee                                                  212.60
                                            Group II Trustee Fee                                                  1,720.19
                                            Group II MI Premium                                                   8,451.72

                                            Total Gross Interest                                              7,477,229.30
                                            Total Servicing Fee                                                 347,667.33
                                            Total Custodian Fee                                                     625.80
                                            Total Trustee Fee                                                     3,347.28
                                            Total MI Premium                                                     30,470.52

Collateral Prepay Penalty Detail
                                            Group I Prepay Penalty                                              189,649.92
                                            Group II Prepay Penalty                                             111,473.24
                                            Total Prepay Penalty                                                301,123.16

Distributions of Principal

                                            Class A-1A                                                       10,680,985.71
                                            Class A-2A                                                       10,256,436.90
                                            Class A-2B                                                        4,273,622.16
                                            Class A-2C                                                        2,564,211.74
                                            Class M-1                                                                 0.00
                                            Class M-4                                                                 0.00
                                            Class M-5                                                                 0.00
                                            Class M-6                                                                 0.00
                                            Class M-2                                                                 0.00
                                            Class M-3                                                                 0.00
                                            Class M7                                                                  0.00
                                            Class M8                                                                  0.00
                                            Class M9                                                                  0.00
                                            Class M10                                                                 0.00

Accrued Note Interest

                                            Class A-1A                                                        2,286,341.95
                                            Class A-2A                                                        1,444,759.65
                                            Class A-2b                                                          607,451.11
                                            Class A-2C                                                          366,439.20
                                            Class M-1                                                           190,732.53
                                            Class M-2                                                            91,417.24
                                            Class M-3                                                            54,469.65
                                            Class M-4                                                            46,672.02
                                            Class M-5                                                            32,363.01
                                            Class M-6                                                            29,671.84
                                            Class M-7                                                            29,922.77
                                            Class M-8                                                            31,952.50
                                            Class M-9                                                            31,959.69
                                            Class M-10                                                           31,959.69
Distributions of Interest

                                            Class A-1A                                                        2,286,341.95
                                            Class A-2A                                                        1,444,759.65
                                            Class A-2b                                                          607,451.11
                                            Class A-2C                                                          366,439.20
                                            Class M-1                                                           190,732.53
                                            Class M-2                                                            91,417.24
                                            Class M-3                                                            54,469.65
                                            Class M-4                                                            46,672.02
                                            Class M-5                                                            32,363.01
                                            Class M-6                                                            29,671.84
                                            Class M-7                                                            29,922.77
                                            Class M-8                                                            33,186.02
                                            Class M-9                                                            35,446.43
                                            Class M-10                                                           35,446.43

Unpaid Interest Shortfall Amounts

                                            Unpaid Interest Shortfall - A-1A                                          0.00
                                            Unpaid Interest Shortfall - A-2A                                          0.00
                                            Unpaid Interest Shortfall - A-2B                                          0.00
                                            Unpaid Interest Shortfall - A-2C                                          0.00
                                            Unpaid Interest Shortfall - M-1                                           0.00
                                            Unpaid Interest Shortfall - M-2                                           0.00
                                            Unpaid Interest Shortfall - M-3                                           0.00
                                            Unpaid Interest Shortfall - M-4                                           0.00
                                            Unpaid Interest Shortfall - M-5                                           0.00
                                            Unpaid Interest Shortfall - M-6                                           0.00
                                            Unpaid Interest Shortfall - M7                                            0.00
                                            Unpaid Interest Shortfall - M8                                            0.00
                                            Unpaid Interest Shortfall - M9                                            0.00
                                            Unpaid Interest Shortfall - M10                                           0.00
Pool Balances

                                            Group I Beginning Pool Balance                                  557,795,928.52
                                            Group I Ending Pool Balance                                     547,114,942.84
                                            Group II Beginning Pool Balance                                 589,844,618.46
                                            Group II Ending Pool Balance                                    572,750,347.71
                                            Total Beginning Pool Balance                                  1,147,640,546.98
                                            Total Ending Pool Balance                                     1,119,865,290.55

Mortgage Loan Information as of Determination Date

                                            Number of Mortgage Loans                                                 3,047
                                            Aggregate Principal Balance of Mortgage Loans                 1,119,865,290.55
                                            Beginning Weighted Average Mortgage Rate                               7.4202%
                                            Remaining Weighted Average Maturity                                     368.43

Total Balance of Pre-Funding Account                                                                                  0.00
                                            Group I  Balance of Pre-Funding Account                                   0.00
                                            Group II Balance of Pre-Funding Account                                   0.00
                                            Interest Earned on Pre-Funding Amount                                 1,272.90

Loans Delinquent
Contractual Delinquency - Group I
                                            Balance of 0-30 Days                                            543,218,945.74
                                            Number of 0-30 Days                                                      2,004
                                            Balance of 30-59 Days                                             3,005,248.79
                                            Number of 30-59 Days                                                        11
                                            Balance of 60-89 Days                                               127,001.83
                                            Number of 60-89 Days                                                         1
                                            Balance of 90+ Days                                                       0.00
                                            Number of 90+ Days                                                           0

Contractual Bankruptcy - Group I
                                            Balance of 0-30 Days                                                560,006.54
                                            Number of 0-30 Days                                                          2
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                 203,739.94
                                            Number of 90+ Days                                                           1

Legal Delinquency - Group I
                                            Balance of 0-30 Days                                            543,218,945.74
                                            Number of 0-30 Days                                                      2,004
                                            Balance of 30-59 Days                                             3,005,248.79
                                            Number of 30-59 Days                                                        11
                                            Balance of 60-89 Days                                               127,001.83
                                            Number of 60-89 Days                                                         1
                                            Balance of 90+ Days                                                       0.00
                                            Number of 90+ Days                                                           0

Legal Bankruptcy - Group I
                                            Balance of 0-30 Days                                                560,006.54
                                            Number of 0-30 Days                                                          2
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                 203,739.94
                                            Number of 90+ Days                                                           1

Loans in Foreclosure - Group I
                                            Balance of 0-30 Days                                                      0.00
                                            Number of 0-30 Days                                                          0
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                       0.00
                                            Number of 90+ Days                                                           0

Contractual Delinquency - Group II
                                            Balance of 0-30 Days                                            565,203,392.06
                                            Number of 0-30 Days                                                      1,013
                                            Balance of 30-59 Days                                             4,252,147.70
                                            Number of 30-59 Days                                                         9
                                            Balance of 60-89 Days                                             1,001,423.96
                                            Number of 60-89 Days                                                         2
                                            Balance of 90+ Days                                               1,408,743.34
                                            Number of 90+ Days                                                           2

Contractual Bankruptcy - Group II
                                            Balance of 0-30 Days                                                      0.00
                                            Number of 0-30 Days                                                          0
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                       0.00
                                            Number of 90+ Days                                                           0

Legal Delinquency - Group II
                                            Balance of 0-30 Days                                            565,203,392.06
                                            Number of 0-30 Days                                                      1,013
                                            Balance of 30-59 Days                                             4,252,147.70
                                            Number of 30-59 Days                                                         9
                                            Balance of 60-89 Days                                             1,001,423.96
                                            Number of 60-89 Days                                                         2
                                            Balance of 90+ Days                                               1,408,743.34
                                            Number of 90+ Days                                                           2

Legal Bankruptcy - Group II
                                            Balance of 0-30 Days                                                      0.00
                                            Number of 0-30 Days                                                          0
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                       0.00
                                            Number of 90+ Days                                                           0

Loans in Foreclosure - Group II                                                                                       0.00
                                            Balance of 0-30 Days                                                      0.00
                                            Number of 0-30 Days                                                          0
                                            Balance of 30-59 Days                                                     0.00
                                            Number of 30-59 Days                                                         0
                                            Balance of 60-89 Days                                                     0.00
                                            Number of 60-89 Days                                                         0
                                            Balance of 90+ Days                                                 884,640.65
                                            Number of 90+ Days                                                           2

Loans in REO
                        REO Loans
                        Group Number    Number of Loans     Principal Balance    Percentage
                              1                0                   0.00             0.00%
                              2                0                   0.00             0.00%


Principal Prepayments
                                            Group I Prepayments                                              12,119,650.30
                                            Group II Prepayments                                             18,732,047.56

Realized Losses
                                            Group I Liquidated Loan Balance                                           0.00
                                            Group I Net Liquidation Proceeds                                          0.00
                                            Group I Current Period Realized Losses                                    0.00
                                            Group I Recoveries of Prior Losses                                        0.00
                                            Group I Subsequent Losses                                                 0.00

                                            Group I Cumulative Liquidated Loan Balance                                0.00
                                            Group I Cumulative Net Liquidation Proceeds                               0.00
                                            Group I Cumulative Recoveries of Prior Losses                             0.00
                                            Group I Cumulative Subsequent Losses                                      0.00
                                            Group I Cumulative Realized Losses                                        0.00

                                            Group II Liquidated Loan Balance                                          0.00
                                            Group II Net Liquidation Proceeds                                         0.00
                                            Group II Current Period Realized Losses                                   0.00
                                            Group II Recoveries of Prior Losses                                       0.00
                                            Group II Subsequent Losses                                                0.00

                                            Group II Cumulative Liquidated Loan Balance                               0.00
                                            Group II Cumulative Net Liquidation Proceeds                              0.00
                                            Group II Cumulative Recoveries of Prior Losses                            0.00
                                            Group II Cumulative Subsequent Losses                                     0.00
                                            Group II Cumulative Realized Losses                                       0.00



Prepayment Interest Shortfalls not covered by the Servicer                                                            0.00

Credit Enhancement Percentage                                                                                       11.19%

Available Funds Cap Shortfall Amount

                                            Current Period Available Funds Cap Shortfall Amount - A-1A                0.00
                                            Current Period Available Funds Cap Shortfall Amount - A-2A                0.00
                                            Current Period Available Funds Cap Shortfall Amount - A-2B                0.00
                                            Current Period Available Funds Cap Shortfall Amount - A-2C                0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-1                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-2                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-3                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-4                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-5                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M-6                 0.00
                                            Current Period Available Funds Cap Shortfall Amount - M7                  0.00
                                            Current Period Available Funds Cap Shortfall Amount - M8              1,233.51
                                            Current Period Available Funds Cap Shortfall Amount - M9              3,486.74
                                            Current Period Available Funds Cap Shortfall Amount - M10             3,486.74

                                            Available Funds Cap Shortfall Amount Repaid This Period- A-1A             0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- A-2A             0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- A-2B             0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- A-2C             0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-1              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-2              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-3              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-4              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-5              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M-6              0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M7               0.00
                                            Available Funds Cap Shortfall Amount Repaid This Period- M8           1,233.51
                                            Available Funds Cap Shortfall Amount Repaid This Period- M9           3,486.74
                                            Available Funds Cap Shortfall Amount Repaid This Period- M10          3,486.74

                                            Remaining Available Funds Cap Shortfall Amount - A-1A                     0.00
                                            Remaining Available Funds Cap Shortfall Amount - A-2A                     0.00
                                            Remaining Available Funds Cap Shortfall Amount - A-2B                     0.00
                                            Remaining Available Funds Cap Shortfall Amount - A-2C                     0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-1                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-2                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-3                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-4                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-5                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M-6                      0.00
                                            Remaining Available Funds Cap Shortfall Amount - M7                       0.00
                                            Remaining Available Funds Cap Shortfall Amount - M8                       0.00
                                            Remaining Available Funds Cap Shortfall Amount - M9                       0.00
                                            Remaining Available Funds Cap Shortfall Amount - M10                      0.00
Note Rates

                                            Note Rate - A-1A                                                       5.5350%
                                            Note Rate - A-2A                                                       5.5200%
                                            Note Rate - A-2B                                                       5.5700%
                                            Note Rate - A-2C                                                       5.6000%
                                            Note Rate - M-1                                                        5.6900%
                                            Note Rate - M-2                                                        5.7100%
                                            Note Rate - M-3                                                        5.7300%
                                            Note Rate - M-4                                                        5.8300%
                                            Note Rate - M-5                                                        5.8800%
                                            Note Rate - M-6                                                        5.9300%
                                            Note Rate - M7                                                         5.9800%
                                            Note Rate - M8                                                         6.6300%
                                            Note Rate - M9                                                         7.0800%
                                            Note Rate - M10                                                        7.0800%

                                            Next Note Rate - A-1A                                                  5.5250%
                                            Next Note Rate - A-2A                                                  5.5100%
                                            Next Note Rate - A-2B                                                  5.5600%
                                            Next Note Rate - A-2C                                                  5.5900%
                                            Next Note Rate - M-1                                                   5.6800%
                                            Next Note Rate - M-2                                                   5.7000%
                                            Next Note Rate - M-3                                                   5.7200%
                                            Next Note Rate - M-4                                                   5.8200%
                                            Next Note Rate - M-5                                                   5.8700%
                                            Next Note Rate - M-6                                                   5.9200%
                                            Next Note Rate - M-7                                                   5.9700%
                                            Next Note Rate - M-8                                                   6.6200%
                                            Next Note Rate - M-9                                                   7.0700%
                                            Next Note Rate - M-10                                                  7.0700%

Underwritten Noteholders Principal Balance                                                                1,108,465,290.55

Overcollateralization Amounts

                                            Required Overcollateralization Amount                            11,400,000.00
                                            Overcollateralization Amount                                     11,400,000.00

Excess Cashflow                                                                                               1,069,397.92

Mortgage Insurance
                                            MI Premiums                                                          30,470.52
                                            Insurance Proceeds                                                        0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.